Derivative financial and operating assets and liabilities	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Derivative financial and operating assets and liabilities

17.	Derivative financial and operating assets and liabilities
The following table summarizes the fair value of the Company's derivative financial instruments:

	At December 31,
	2022		2021
	Positive fair value	Negative fair value	Positive fair value	Negative fair value
	(€ million)
Fair value hedges:
Interest rate risk - interest rate swaps	€—	€—	€—	€—
Interest rate and currency risk - combined interest rate and currency swaps	—	—	1	(2)
Currency risk - forward contracts, currency swaps and currency options	25	(22)	184	(80)
Commodity price risk – commodity swaps and commodity options	—	—	—	—
Total Fair value hedges	25	(22)	185	(82)
Cash flow hedges:
Interest rate risk - interest rate swaps	19	—	1	(3)
Currency risks - forward contracts, currency swaps and currency options	423	(266)	73	(160)
Commodity price risk – commodity swaps and commodity options	406	(637)	488	(274)
Total Cash flow hedges	848	(903)	562	(437)
Net investment hedges:
Currency risks - forward contracts, currency swaps and currency options	—	—	—	—
Total Net investment hedges	—	—	—	—
Derivatives for trading	34	(25)	61	(82)
Total Fair value of derivative financial assets/(liabilities)	€907	€(950)	€808	€(601)
Financial derivative assets/(liabilities) - current	€13	€(18)	€53	€(89)
Financial derivative assets/(liabilities) - non-current	€21	€—	€—	€(6)
Derivative operating assets/(liabilities) - current	€587	€(708)	€641	€(374)
Derivative operating assets/(liabilities) - non-current	€286	€(224)	€114	€(132)
Derivatives used in financing activities are reported in the financial assets/liabilities, while derivatives used in operating activities are reported in Other assets/liabilities.

The following table summarizes the outstanding notional amounts of the Company's derivative financial instruments by due date:

	At December 31,
	2022				2021
	Due within one year	Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ million)
Currency risk management	€22,142	€5,831	€—	€27,973	€19,842	€5,759	€—	€25,601
Interest rate risk management	220	830	—	1,050	323	337	—	660
Interest rate and currency risk management	14	101	—	115	10	93	—	103
Commodity price risk management	3,291	3,252	—	6,543	2,131	1,635	—	3,766
Total Notional amount	€25,667	€10,014	€—	€35,681	€22,306	€7,824	€—	€30,130
Fair value hedges
The net gains and losses arising from the valuation of outstanding currency derivatives and interest rate and currency derivatives (for managing currency risk) were recognized in accordance with fair value hedge accounting and the net gains and losses arising from the respective hedged items are summarized as follows:

	Years ended December 31,
	2022	2021	2020
	(€ million)
Currency and interest rate risk
Change in ineffective portion	€(34)	€(16)	€(10)
Net gains/(losses)	€(34)	€(16)	€(10)
Ineffectiveness portion is recognized in Net financial expenses.

Cash flow hedges
Amounts recognized in the Consolidated Income Statement mainly related to currency risk management and commodity price risk management and, to a lesser extent, cash flows that were exposed to interest rate risk.
The Company's policy for managing currency risk and commodity price risk normally required hedging of projected future flows from trading activities which will occur within the following twenty-four and thirty-six months respectively. The hedging effect arising from this was recorded in the Cash flow hedge reserve within Other comprehensive (loss)/income and would be subsequently recognized in the Consolidated Income Statement, primarily during the following years, in particular, two years for currency risk and three years for commodity price risk.
For the year ended December 31, 2022 net losses of €6 million related to ineffectiveness were recognized in the Consolidated Income Statement (net gains €2 million for the year ended December 31, 2021 and nil for the year ended December 31, 2020).
The Company reclassified gains/(losses) arising on Cash flow hedges, net of the tax effect, from Other comprehensive income and Inventories to the Consolidated Income Statement as follows:

	Years ended December 31,
	2022	2021	2020
	(€ million)
Currency risk
(Increase)/Decrease in Cost of revenues	€(111)	€(82)	€6
Net financial income/(expenses)	—	(86)	—
Result from investments	(10)	20	—
Interest rate risk
Result from investments	(59)	(6)	—
Net financial expenses	—	2	—
Commodity price risk
Decrease/(Increase) in Cost of revenues	464	18	(34)
Ineffectiveness and discontinued hedges	(6)	2	—
Tax expense	(99)	5	8
Total recognized in the Consolidated Income Statement	€179	€(127)	€(20)
Net investment hedges
In order to manage the Company’s foreign currency risk related to its investments, the Company enters into hedges of a net investment in a foreign operation, in particular foreign currency swaps, forward contracts and currency options. For the year ended December 31, 2022, gains of €100 million (nil for the years ended December 31, 2021 and 2020) related to the hedges of a net investment in foreign operation were recognized in Other comprehensive gain within currency translation differences. There was no ineffectiveness for the year ended December 31, 2022.
Derivatives for trading
At December 31, 2022, 2021 and 2020, Derivatives for trading primarily consisted of derivative contracts entered into for hedging purposes which did not qualify for hedge accounting.
Information on the Company's risk management strategy and additional information on its hedging activities is provided in Note 31, Qualitative and quantitative information on financial risks